Note K - Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses	$ 1,364	$ 1,463
Unrealized loss on securities available for sale		568
Deferred compensation	1,700	1,580
Deferred loan fees/costs	110	119
Other real estate owned	4	434
Accrued bonus	204	280
Purchase accounting adjustments	24	61
Net operating loss	115	132
Lease liability	274
Other	346	257
Mortgage servicing rights	(77)	(80)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(140)
Prepaid expenses	(182)	(191)
Depreciation and amortization	(579)	(656)
Right-of-use asset	(274)
Other		(3)
Net deferred tax asset	$ 2,213	$ 3,288